BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss	$ (46,540)	$ (76,161)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	196,237,671	166,657,624
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	196,237,671	166,657,624